Deferred income tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Deferred income tax assets and liabilities [abstract]
Deferred income tax assets and liabilities

	At 31 December
	2021	2020

Deferred income tax assets before offsetting	6,301,920	3,607,935
Offset amount	(1,394,839)	(908,540)

Deferred income tax assets after offsetting	4,907,081	2,699,395

Deferred income tax liabilities before offsetting	(3,694,927)	(3,911,067)
Offset amount	1,394,839	908,540

Deferred income tax liabilities after offsetting	(2,300,088)	(3,002,527)

	2,606,993	(303,132)

Gross movement on deferred income tax accounts

	2021	2020

Beginning of the year	(303,132)	(977,604)
Business combination	—	(16,000)
Credited to profit or loss (Note 32)	2,969,675	658,128
(Charged) /credited to other comprehensive income	(91,641)	1,751
Currency translation differences	32,091	30,593

End of the year	2,606,993	(303,132)

Movements in deferred income tax assets without taking into consideration the offsetting

							VAT refunds
							on purchases of
		Fair	Amortization	Provision for			domestically
	Hedging	value	of land use	impairment		Accrued	manufactured	Unused	Lease
	reserve	losses	rights	loss	Depreciation	expenses	equipment	tax losses	liabilities	Others	Total

As at 1 January 2020	61,376	80,359	12,436	818,940	840,535	75,987	128,710	549,759	965	1,275,076	3,844,143

(Charged)/credited to profit or loss	—	—	(493)	(84,470)	107,634	(2,439)	(25,424)	(146,025)	1,845	(81,907)	(231,279)
(Charged)/credited to other comprehensive income	(42,245)	43,564	—	—	—	—	—	—	—	—	1,319
Currency translation differences	(2,121)	—	—	(423)	—	—	—	—	—	(3,704)	(6,248)

As at 31 December 2020	17,010	123,923	11,943	734,047	948,169	73,548	103,286	403,734	2,810	1,189,465	3,607,935

(Charged)/credited to profit or loss	—	—	(137)	(44,271)	(135,976)	(52,232)	(55,084)	3,232,448	16,130	(278,946)	2,681,932
(Charged)/credited to other comprehensive income	424	11,754	—	—	—	—	—	—	—	—	12,178
Currency translation differences	1,237	—	—	(459)	—	—	—	—	—	(903)	(125)

As at 31 December 2021	18,671	135,677	11,806	689,317	812,193	21,316	48,202	3,636,182	18,940	909,616	6,301,920

Movements in deferred income tax liabilities without taking into consideration the offsetting

			Amortization		Power		Territorial
	Hedging	Fair value	of land use		generation	Mining	water	Right-of-
	reserve	gains	rights	Depreciation	license	rights	use right	use assets	Others	Total

As at 1 January 2020	—	(6,731)	(946,676)	(2,997,191)	(705,407)	(129,383)	(2,409)	(120)	(33,830)	(4,821,747)

Business combination	—	—	—	(16,000)	—	—	—	—	—	(16,000)
Credited to profit or loss	—	—	40,728	833,864	—	—	—	(4,659)	19,474	889,407
Charged to other comprehensive income	—	432	—	—	—	—	—	—	—	432
Currency translation differences	—	—	(702)	4,483	33,060	—	—	—	—	36,841

As at 31 December 2020	—	(6,299)	(906,650)	(2,174,844)	(672,347)	(129,383)	(2,409)	(4,779)	(14,356)	(3,911,067)

Credited to profit or loss	—	—	116,517	260,875	—	—	2,409	(5,843)	(86,215)	287,743
Charged to other comprehensive income	(104,295)	476	—	—	—	—	—	—	—	(103,819)
Currency translation differences	—	—	—	3,107	29,109	—	—	—	—	32,216

As at 31 December 2021	(104,295)	(5,823)	(790,133)	(1,910,862)	(643,238)	(129,383)	—	(10,622)	(100,571)	(3,694,927)

Unrecognised deferred income tax assets in respect of certain deductible temporary differences and accumulated tax losses

	As at 31 December
	2021	2020

Deductible temporary differences	16,076,139	14,885,723
Unused tax losses	19,919,286	10,917,409

Total	35,995,425	25,803,132

Summary of expiry dates of the tax losses for which no deferred income tax assets were recognised

	As at 31 December
	2021	2020

Year of expiry
2021	—	1,400,289
2022	2,415,361	2,124,756
2023	2,649,192	2,421,087
2024	2,794,796	2,966,842
2025	1,937,943	2,004,435
2026	10,121,994	—

Total	19,919,286	10,917,409